Short-term Borrowings - Schedule of Short Term Borrowings (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about short term borrowings [Line Items]
Short-term borrowings	$ 1,725,602	$ 546,472
Unsecured Borrowings [Member]
Disclosure of detailed information about short term borrowings [Line Items]
Short-term borrowings	1,725,602	546,472
Unused Credit Facility [Member]
Disclosure of detailed information about short term borrowings [Line Items]
Unused credit facilities	$ 37,982,721	$ 43,533,037
Short-term borrowings [Member] | Bottom of range [member]
Disclosure of detailed information about short term borrowings [Line Items]
Interest rate range	1.20%	2.54%
Short-term borrowings [Member] | Top of range [member]
Disclosure of detailed information about short term borrowings [Line Items]
Interest rate range	4.35%	4.35%